Condensed Financial Information of the Company (Details) - Balance Sheets (Parentheticals) - Parent Company [Member] ¥ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares
Condensed Balance Sheet Statements, Captions [Line Items]
Refundable share rights deposits (in Dollars and Yuan Renminbi)			¥ 266,901
Ordinary shares, authorized	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.001		$ 0.001
Ordinary shares, issued	1,252,367,264	1,252,367,264	1,073,891,784
Ordinary shares, outstanding	1,073,891,784	1,073,891,784	1,073,891,784